Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivative Instruments and Hedging Activities
We enter into interest rate and foreign-currency swaps, futures, forwards, options, and swaptions in connection with our market risk management activities. Derivative instruments are used to manage interest rate risk relating to specific groups of assets and liabilities, including investment securities, MSRs, and debt. In addition, we use foreign exchange contracts to mitigate foreign-currency risk associated with foreign-currency-denominated investment securities, foreign-currency-denominated debt, foreign exchange transactions, and our net investment in foreign subsidiaries. Our primary objective for utilizing derivative financial instruments is to manage market risk volatility associated with interest rate and foreign-currency risks related to the assets and liabilities.
Interest Rate Risk
We execute interest rate swaps to modify our exposure to interest rate risk by converting certain fixed-rate instruments to a variable-rate and certain variable-rate instruments to a fixed rate. We monitor our mix of fixed- and variable-rate debt in relation to the rate profile of our assets. When it is cost-effective to do so, we may enter into interest rate swaps to achieve our desired mix of fixed- and variable-rate debt. Derivatives qualifying for hedge accounting consist of fixed-rate debt obligations in which receive-fixed swaps are designated as hedges of specific fixed-rate debt obligations. Other derivatives qualifying for hedge accounting consist of an existing variable-rate liability in which pay-fixed swaps are designated as hedges of the expected future cash flows in the form of interest payments on the outstanding borrowing associated with Ally Bank's secured floating-rate credit facility.
We enter into economic hedges to mitigate exposure for the following categories.

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MSRs — Our MSRs are generally subject to loss in value when mortgage rates decline. Declining mortgage rates generally result in an increase in refinancing activity that increases prepayments and results in a decline in the value of MSRs. To mitigate the impact of this risk, we maintain a portfolio of financial instruments, primarily derivative instruments that increase in value when interest rates decline. The primary objective is to minimize the overall risk of loss in the value of MSRs due to the change in fair value caused by interest rate changes.

We may use a multitude of derivative instruments to manage the interest rate risk related to MSRs. They include, but are not limited to, interest rate futures contracts, call or put options on U.S. Treasuries, swaptions, forward sales of MBS, futures, interest rate swaps, interest rate floors, and interest rate caps. We monitor and actively manage our risk on a daily basis.

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Mortgage loan commitments and mortgage and automobile loans held-for-sale — We are exposed to interest rate risk from the time an interest rate lock commitment (IRLC) is made until the time the mortgage loan is sold. Changes in interest rates impact the market price for our loans; as market interest rates decline, the value of existing IRLCs and loans held-for-sale increase and vice versa. Our primary objective in risk management activities related to IRLCs and mortgage loans held-for-sale is to eliminate or greatly reduce any interest rate risk associated with these items.

The primary derivative instrument we use to accomplish the risk management objective for mortgage loans and IRLCs is forward sales of MBS, primarily Fannie Mae or Freddie Mac to-be-announced securities. These instruments typically are entered into at the time the IRLC is made. The value of the forward sales contracts moves in the opposite direction of the value of our IRLCs and mortgage loans held-for-sale. We also use other derivatives, such as interest rate swaps, options, and futures, to economically hedge automobile loans held-for-sale and certain portions of the mortgage portfolio. Nonderivative instruments, such as short positions of U.S. Treasuries, may also be periodically used to economically hedge the mortgage portfolio.

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Debt — With the exception of a portion of our fixed-rate debt and a portion of our outstanding floating-rate borrowing associated with Ally Bank's secured floating-rate credit facility, we do not apply hedge accounting to our derivative portfolio held to mitigate interest rate risk associated with our debt portfolio. Typically, the significant terms of the interest rate swaps match the significant terms of the underlying debt resulting in an effective conversion of the rate of the related debt.

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Other — We enter into futures, options, and swaptions to economically hedge our net fixed versus variable interest rate exposure. We also enter into equity options to economically hedge our exposure to the equity markets.

Foreign Currency Risk
We enter into derivative financial instrument contracts to mitigate the risk associated with variability in cash flows related to foreign-currency financial instruments. Currency forwards are used to economically hedge foreign exchange exposure on foreign-currency-denominated debt by converting the funding currency to the same currency of the assets being financed. Similar to our interest rate derivatives, the derivatives are generally entered into or traded concurrent with the debt issuance with the terms of the derivative matching the terms of the underlying debt.
Our foreign subsidiaries maintain both assets and liabilities in local currencies; these local currencies are generally the subsidiaries' functional currencies for accounting purposes. Foreign-currency exchange-rate gains and losses arise when the assets or liabilities of our subsidiaries are denominated in currencies that differ from its functional currency. In addition, our equity is impacted by the cumulative translation adjustments resulting from the translation of foreign subsidiary results; this impact is reflected in our accumulated other comprehensive income (loss). We enter into foreign-currency forwards and option-based contracts with external counterparties to hedge foreign exchange exposure on our net investments in foreign subsidiaries. In March 2011, we elected to dedesignate all of our existing net investment hedge relationships and changed our method of measuring hedge effectiveness from the spot method to the forward method for new hedge relationships entered into prospectively. For the net investment hedges that were designated under the spot method up until dedesignation date, the hedges were recorded at fair value with changes recorded to accumulated other comprehensive income (loss) with the exception of the spot to forward difference that was recorded to earnings. For current net investment hedges designated under the forward method, the hedges are recorded at fair value with the changes recorded to accumulated other comprehensive income (loss) including the spot to forward difference. The net derivative gain or loss remains in accumulated other comprehensive income (loss) until earnings are impacted by the sale or the liquidation of the associated foreign operation.
We also have a centralized-lending program to manage liquidity for all of our subsidiary businesses. Foreign-currency-denominated loan agreements are executed with our foreign subsidiaries in their local currencies. We evaluate our foreign-currency exposure resulting from intercompany lending and manage our currency risk exposure by entering into foreign-currency derivatives with external counterparties. Our foreign-currency derivatives are recorded at fair value with changes recorded as income offsetting the gains and losses on the associated foreign-currency transactions.
We also periodically purchase nonfunctional currency denominated investment securities and enter into foreign-currency forward contracts with external counterparties to hedge against changes in the fair value of the securities, through maturity, due to changes in the related foreign-currency exchange rate. The foreign-currency forward contracts are recorded at fair value with changes recorded to earnings. The changes in value of the securities due to changes in foreign-currency exchange rates are also recorded to earnings. In the case of securities classified as available-for-sale, any changes in fair value due to unhedged risks are recorded to accumulated other comprehensive income.
Except for our net investment hedges and fair value foreign-currency hedges of available-for-sale securities, we generally have not elected to treat any foreign-currency derivatives as hedges for accounting purposes principally because the changes in the fair values of the foreign-currency swaps are substantially offset by the foreign-currency revaluation gains and losses of the underlying assets and liabilities.
Counterparty Credit Risk
Derivative financial instruments contain an element of credit risk if counterparties are unable to meet the terms of the agreements. Credit risk associated with derivative financial instruments is measured as the net replacement cost should the counterparties that owe us under the contract completely fail to perform under the terms of those contracts, assuming no recoveries of underlying collateral as measured by the market value of the derivative financial instrument.
To mitigate the risk of counterparty default, we maintain collateral agreements with certain counterparties. The agreements require both parties to maintain collateral in the event the fair values of the derivative financial instruments meet established thresholds. In the event that either party defaults on the obligation, the secured party may seize the collateral. Generally, our collateral arrangements are bilateral such that we and the counterparty post collateral for the value of our total obligation to each other. Contractual terms provide for standard and customary exchange of collateral based on changes in the market value of the outstanding derivatives. The securing party posts additional collateral when their obligation rises or removes collateral when it falls. We also have unilateral collateral agreements whereby we are the only entity required to post collateral.
Certain derivative instruments contain provisions that require us to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit risk-related event. If a credit risk-related event had been triggered the amount of additional collateral required to be posted by us would have been insignificant.
We placed cash and securities collateral totaling $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively, in accounts maintained by counterparties. We received cash collateral from counterparties totaling $941 million and $1.4 billion at December 31, 2012 and 2011, respectively. The receivables for collateral placed and the payables for collateral received are included on our Consolidated Balance Sheet in other assets and accrued expenses and other liabilities, respectively. In certain circumstances, we receive or post securities as collateral with counterparties. We do not record such collateral received on our Consolidated Balance Sheet unless certain conditions are met. At December 31, 2012 and 2011, we received noncash collateral of $0.3 million and $43 million, respectively.
Balance Sheet Presentation
The following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. At December 31, 2012, $2.3 billion of the derivative contracts in a receivable position were classified as other assets on the Consolidated Balance Sheet. At December 31, 2011, $5.7 billion and $14 million of the derivative contracts in a receivable position were classified as other assets and trading assets, respectively, on the Consolidated Balance Sheet. At December 31, 2012, $2.5 billion of derivative contracts in a liability position were classified as accrued expenses and other liabilities on the Consolidated Balance Sheet. At December 31, 2011, $5.4 billion of derivative contracts in a liability position and $12 million of trading derivatives were both classified as accrued expenses and other liabilities on the Consolidated Balance Sheet.

	2012			2011
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate risk
Fair value accounting hedges	$411	$—	$7,248	$289	$4	$8,398
Cash flow accounting hedges	—	10	2,580	4	—	3,000
Total interest rate risk	411	10	9,828	293	4	11,398
Foreign exchange risk
Net investment accounting hedges	35	53	8,693	123	54	8,208
Total derivatives qualifying for hedge accounting	446	63	18,521	416	58	19,606
Economic hedges and trading derivatives
Interest rate risk
MSRs	1,616	2,299	146,405	4,812	5,012	523,037
Mortgage loan commitments and mortgage loans held-for-sale	49	23	9,617	95	107	24,950
Debt	28	29	17,716	81	54	25,934
Other	154	27	41,514	160	101	42,142
Total interest rate risk	1,847	2,378	215,252	5,148	5,274	616,063
Foreign exchange risk	5	27	2,464	137	47	7,569
Total economic hedges and trading derivatives	1,852	2,405	217,716	5,285	5,321	623,632
Total derivatives	$2,298	$2,468	$236,237	$5,701	$5,379	$643,238

(a)	Includes accrued interest of $175 million and $459 million at December 31, 2012 and 2011, respectively.

(b)	Includes accrued interest of $144 million and $458 million at December 31, 2012 and 2011, respectively.
Offsetting Assets and Liabilities
Our qualifying master netting agreements are written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the agreement to the non-defaulting entity upon an event of default of the counterparty, including bankruptcy, insolvency, or similar proceeding, and (2) provide the non-defaulting entity the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to liquidate or set off collateral promptly upon an event of default of the counterparty. As it relates to derivative instruments, in certain instances we have the option to report derivatives that are subject to a qualifying master netting agreement on a net basis, we have elected to report these instruments as gross assets and liabilities on the Condensed Consolidated Balance Sheet.
To further mitigate the risk of counterparty default related to derivative instruments, we maintain collateral agreements with certain counterparties. The agreements require both parties to maintain collateral in the event the fair values of the derivative financial instruments meet established thresholds. In the event that either party defaults on the obligation, the secured party may seize the collateral. Generally, our collateral arrangements are bilateral such that we and the counterparty post collateral for the value of our total obligation to each other. Contractual terms provide for standard and customary exchange of collateral based on changes in the market value of the outstanding derivatives. The securing party posts additional collateral when their obligation rises or removes collateral when it falls, such that the net replacement cost of the non-defaulting party is covered in the event of counterparty default.
The composition of offsetting derivative instruments, financial assets, and financial liabilities was as follows.

				Gross Amounts Not Offset in the Condensed Consolidated Balance Sheet
December 31, 2012 ($ in millions)	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Condensed Consolidated Balance Sheet	Financial Instruments	Collateral (a)	Net Amount
Assets
Derivative assets in net asset positions	$1,395	$—	$1,395	$(503)	$(841)	$51
Derivative assets in net liability positions	788	—	788	(788)	—	—
Derivative assets with no offsetting arrangements	115	—	115	—	—	115
Total assets	$2,298	$—	$2,298	$(1,291)	$(841)	$166
Liabilities
Derivative liabilities in net liability positions	$(1,929)	$—	$(1,929)	$788	$1,092	$(49)
Derivative liabilities in net asset positions	(503)	—	(503)	503	—	—
Derivative liabilities with no offsetting arrangements	(36)	—	(36)	—	—	(36)
Total liabilities	$(2,468)	$—	$(2,468)	$1,291	$1,092	$(85)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

				Gross Amounts Not Offset in the Condensed Consolidated Balance Sheet
December 31, 2011 ($ in millions)	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Condensed Consolidated Balance Sheet	Financial Instruments	Collateral (a)	Net Amount
Assets
Derivative assets in net asset positions	$2,492	$—	$2,492	$(1,748)	$(618)	$126
Derivative assets in net liability positions	1,337	—	1,337	(1,337)	—	—
Derivative assets with no offsetting arrangements	1,872	—	1,872	—	—	1,872
Total assets	$5,701	$—	$5,701	$(3,085)	$(618)	$1,998
Liabilities
Derivative liabilities in net liability positions	$(2,616)	$—	$(2,616)	$1,337	$1,215	$(64)
Derivative liabilities in net asset positions	(1,748)	—	(1,748)	1,748	—	—
Derivative liabilities with no offsetting arrangements	(1,015)	—	(1,015)	—	—	(1,015)
Total liabilities	$(5,379)	$—	$(5,379)	$3,085	$1,215	$(1,079)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.
Statement of Income and Other Comprehensive Income Presentation
The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income and Other Comprehensive Income.

Year ended December 31, ($ in millions)	2012	2011	2010
Derivatives qualifying for hedge accounting
Gain recognized in earnings on derivatives (a)
Interest rate contracts
Interest on long-term debt	$164	$895	$159
Foreign exchange contracts
Other income, net of losses	—	35	—
Loss recognized in earnings on hedged items (b)
Interest rate contracts
Interest on long-term debt	(193)	(851)	(122)
Foreign exchange contracts
Other income, net of losses	—	(35)	—
Total derivatives qualifying for hedge accounting	(29)	44	37
Economic and trading derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	556	359	(470)
(Loss) gain on mortgage and automotive loans, net	(5)	(242)	69
Other income, net of losses	(18)	(57)	(102)
Total interest rate contracts	533	60	(503)
Foreign exchange contracts (c)
Interest on long-term debt	(39)	61	(125)
Other income, net of losses	(48)	17	120
Total foreign exchange contracts	(87)	78	(5)
Gain (loss) recognized in earnings on derivatives	$417	$182	$(471)

(a)
Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $119 million, $248 million, and $312 million for the years ended December 31, 2012, 2011, and 2010, respectively.

(b)
Amounts exclude gains related to amortization of deferred basis adjustments on the hedged items. The gains were $226 million, $216 million, and $148 million for the years ended December 31, 2012, 2011, and 2010, respectively.

(c)
Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Gains of $87 million, and losses of $103 million and $17 million, were recognized for the years ended December 31, 2012, 2011, and 2010, respectively.

The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2012	2011	2010
Cash flow hedges
Interest rate contracts
Gain reclassified from accumulated other comprehensive income to interest on long-term debt	$1	$—	$—
(Loss) gain recorded directly to interest on long-term debt	(7)	5	—
Total interest on long-term debt	$(6)	$5	$—
(Loss) gain recognized in other comprehensive income	$(7)	$(1)	$4
Net investment hedges
Foreign exchange contracts
(Loss) gain reclassified from accumulated other comprehensive income to other income, net of losses	$(1)	$(8)	$12
Loss recorded directly to other income, net of losses (a)	—	(3)	(18)
Total other income, net of losses	$(1)	$(11)	$(6)
(Loss) gain recognized in other comprehensive income (b)	$(270)	$173	$(183)

(a)	The amounts represent the forward points excluded from the assessment of hedge effectiveness.

(b)
The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations. There were gains of $285 million, losses of $237 million, and gains of $187 million for the years ended December 31, 2012, 2011, and 2010, respectively.